UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 98.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 2.0%
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	$100	$103,713

		$103,713

Agriculture — 2.0%
Philip Morris International, Inc., 1.25%, 11/9/17	$100	$99,959

		$99,959

Auto Manufacturers — 2.0%
General Motors Financial Co., Inc., 3.10%, 1/15/19	$100	$101,505

		$101,505

Banks — 17.7%
Bank of America Corp., 4.45%, 3/3/26	$100	$104,621
Credit Suisse AG, 5.40%, 1/14/20	45	48,428
Goldman Sachs Group, Inc., 6.15%, 4/1/18	100	103,567
HSBC USA, Inc., 2.375%, 11/13/19	100	100,737
JPMorgan Chase & Co., 6.125%, 6/27/17	100	100,280
Macquarie Bank, Ltd., 6.625%, 4/7/21(1)	100	113,495
Royal Bank of Canada, 4.65%, 1/27/26	100	107,097
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	100	109,650
Santander Issuances SAU, 5.179%, 11/19/25	100	106,073

		$893,948

Beverages — 2.0%
Constellation Brands, Inc., 2.70%, 5/9/22	$100	$100,064

		$100,064

Chemicals — 3.9%
CF Industries, Inc., 3.45%, 6/1/23	$105	$98,569
Sherwin-Williams Co. (The), 3.125%, 6/1/24	100	100,906

		$199,475

Commercial Services — 2.0%
Block Financial, LLC, 4.125%, 10/1/20	$100	$103,024

		$103,024

Diversified Financial Services — 10.6%
Ally Financial, Inc., 4.125%, 3/30/20	$72	$74,598
Brookfield Finance, LLC, 4.00%, 4/1/24	100	103,121
Discover Financial Services, 3.85%, 11/21/22	100	102,980
Legg Mason, Inc., 4.75%, 3/15/26	100	106,552
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	45	47,309
OM Asset Management PLC, 4.80%, 7/27/26	100	101,820

		$536,380

Security	Principal Amount (000’s omitted)	Value
Electric — 8.1%
AES Gener S.A., 5.25%, 8/15/21(1)	$100	$107,429
Dominion Energy, Inc., 1.90%, 6/15/18	100	100,215
Exelon Corp., 1.55%, 6/9/17	100	100,003
Georgia Power Co., 1.95%, 12/1/18	100	100,303

		$407,950

Electronics — 1.0%
Keysight Technologies, Inc., 4.60%, 4/6/27	$47	$49,519

		$49,519

Gas — 2.0%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$103,240

		$103,240

Health Care – Products — 2.1%
Becton Dickinson and Co., 3.734%, 12/15/24	$105	$107,153

		$107,153

Health Care – Services — 4.0%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$100	$101,750
UnitedHealth Group, Inc., 1.40%, 10/15/17	100	99,983

		$201,733

Home Furnishings — 2.1%
Harman International Industries, Inc., 4.15%, 5/15/25	$100	$103,916

		$103,916

Housewares — 2.1%
Newell Brands, Inc., 3.85%, 4/1/23	$100	$105,469

		$105,469

Insurance — 2.5%
Willis North America, Inc., 3.60%, 5/15/24	$24	$24,372
XLIT, Ltd., 2.30%, 12/15/18	100	100,622

		$124,994

Internet — 2.1%
Symantec Corp., 5.00%, 4/15/25(1)	$100	$104,000

		$104,000

Mining — 2.0%
Glencore Funding, LLC, 4.125%, 5/30/23(1)	$100	$102,847

		$102,847

Oil & Gas — 5.3%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$70	$69,198
Encana Corp., 6.50%, 5/15/19	100	107,716
Petrobras Global Finance B.V., 5.375%, 1/27/21	88	90,328

		$267,242

Pharmaceuticals — 2.0%
Mylan N.V., 3.95%, 6/15/26	$100	$100,457

		$100,457

Pipelines — 2.2%
Regency Energy Partners, L.P./Regency Energy Finance Corp., 5.00%, 10/1/22	$100	$109,160

		$109,160

Security	Principal Amount (000’s omitted)	Value
Real Estate Investment Trusts (REITs) — 6.0%
CBL & Associates, L.P., 5.95%, 12/15/26	$100	$99,563
EPR Properties, 4.50%, 6/1/27	100	100,595
Simon Property Group, L.P., 2.20%, 2/1/19	100	100,671

		$300,829

Retail — 4.0%
CVS Health Corp., 2.25%, 8/12/19	$100	$100,813
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	100	103,576

		$204,389

Software — 4.1%
Electronic Arts, Inc., 3.70%, 3/1/21	$100	$104,624
Fidelity National Information Services, Inc., 3.625%, 10/15/20	100	104,580

		$209,204

Telecommunications — 2.9%
AT&T, Inc., 2.625%, 12/1/22	$100	$98,473
Verizon Communications, Inc., 2.625%, 8/15/26	50	46,518

		$144,991

Transportation — 2.0%
A.P. Moller - Maersk A/S, 3.75%, 9/22/24(1)	$100	$101,479

		$101,479

Total Corporate Bonds & Notes (identified cost $4,961,911)		$4,986,640

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(2)	22,524	$22,533

Total Short-Term Investments (identified cost $22,533)		$22,533

Total Investments — 99.1% (identified cost $4,984,444)		$5,009,173

Other Assets, Less Liabilities — 0.9%		$45,027

Net Assets — 100.0%		$5,054,200

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $678,309 or 13.4% of the Fund’s net assets.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $813.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	73.4%	$3,710,866
Netherlands	5.8	294,498
Canada	4.3	214,813
United Kingdom	4.2	211,470
Australia	2.2	113,495
Chile	2.1	107,429
Spain	2.1	106,073
Denmark	2.0	101,479
Cayman Islands	2.0	100,622
Switzerland	1.0	48,428

Total Investments	99.1%	$5,009,173

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,984,887

Gross unrealized appreciation	$47,930
Gross unrealized depreciation	(23,644)

Net unrealized appreciation	$24,286

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$4,986,640	$—	$4,986,640
Short-Term Investments	—	22,533	—	22,533
Total Investments	$—	$5,009,173	$—	$5,009,173

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017